Fair Value Measurements (Details 2) - Recurring [Member] - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of financial liabilities that are measured at fair value on a recurring basis
Beginning balance	$ 23,425	$ 140,550
Fair value of derivatives issued	2,090,000
Change in fair value of derivative liabilities	(1,640,000)	$ (117,125)
Ending balance	$ 473,425	$ 23,425